UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10479
                                                     ---------

                         UBS Event & Equity Fund L.L.C.
     -----------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
     -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               ------------

                     Date of reporting period: June 30, 2007
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                         UBS EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

                         UBS EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007







                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital......................    1

Statement of Operations....................................................    2

Statements of Changes in Members' Capital..................................    3

Statement of Cash Flows....................................................    4

Notes to Financial Statements..............................................    5

Schedule of Portfolio Investments..........................................   12

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $243,000,000)     $ 383,020,898
Cash and cash equivalents                                             5,065,936
Receivable from Investment Funds                                     21,156,811
Advance subscription in Investment Fund                              10,000,000
Interest receivable                                                      21,474
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        419,265,119
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                               14,363,128
   UBS Admin fee                                                        434,802
   Administration fee                                                   109,671
   Professional fees                                                    101,483
   Other                                                                 56,633
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    15,065,717
--------------------------------------------------------------------------------

NET ASSETS                                                        $ 404,199,402
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                         $ 264,178,504
Accumulated net unrealized appreciation on investments              140,020,898
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                  $ 404,199,402
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                              $ 165,517
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 165,517
--------------------------------------------------------------------------------

EXPENSES

UBS Admin fee                                                         2,382,216
Administration fee                                                      199,826
Professional fees                                                       133,721
Loan Interest                                                            23,049
Other                                                                   107,385
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        2,846,197
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (2,680,680)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investments                                    5,221,949
Change in net unrealized appreciation/depreciation
     from investments                                                38,748,445
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                    43,970,394
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                                       $  41,289,714
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------------------------------------------------------------
                                                                                       UBS EVENT & EQUITY FUND, L.L.C.
                                                                             STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                             PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------------------

                                                         UBS FUND
                                                      ADVISOR, L.L.C.           MEMBERS                     TOTAL
----------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2006                      $ 648,969           $ 340,030,448              $ 340,679,417

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                         (233)             (5,355,277)                (5,355,510)
  Net realized gain from investments                         1,138              18,882,470                 18,883,608
  Change in net unrealized
         appreciation/depreciation from investments          2,600              33,726,342                 33,728,942
Incentive allocation                                     2,362,074              (2,362,074)                         -
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                         2,365,579              44,891,461                 47,257,040
----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                           -              32,713,241                 32,713,241
  Members' withdrawals                                    (740,796)            (68,596,198)               (69,336,994)
  Offering Costs                                                (1)                (12,064)                   (12,065)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                        (740,797)            (35,895,021)               (36,635,818)
----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2006                  $ 2,273,751           $ 349,026,888              $ 351,300,639
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                          (29)             (2,680,651)                (2,680,680)
  Net realized gain from investments                           326               5,221,623                  5,221,949
  Change in net unrealized
         appreciation/depreciation from investments          2,456              38,745,989                 38,748,445
Incentive allocation                                     1,989,482              (1,989,482)                         -
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                         1,992,235              39,297,479                 41,289,714
----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                           -              28,585,181                 28,585,181
  Members' withdrawals                                  (2,251,560)            (14,720,314)               (16,971,874)
  Offering Costs                                                 -                  (4,258)                    (4,258)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                      (2,251,560)             13,860,609                 11,609,049
----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2007                      $ 2,014,426           $ 402,184,976              $ 404,199,402
----------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                                                UBS EVENT & EQUITY FUND, L.L.C.
                                                        STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations           $ 41,289,714
Adjustments to reconcile net increase in Members'
  capital derived from operations to net cash provided by
  operating activities:
Purchases of investments                                            (14,500,000)
Proceeds from disposition of investments                             21,221,949
Net realized gain from investments                                   (5,221,949)
Change in net unrealized appreciation/depreciation
  from investments                                                  (38,748,445)
Changes in assets and liabilities:
    Decrease in assets:
      Receivable from investments                                     8,818,368
      Advance subscription in investments                            (6,500,000)
      Interest receivable                                               (12,309)
      Other assets                                                          699
    Increase (decrease) in payables:
      Credit facility payable                                          (720,000)
      UBS Admin Fee                                                      49,246
      Administration fee                                                 42,459
      Professional fees                                                 (86,091)
      Interest expense                                                   (4,188)
      Other                                                             (12,860)
--------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                             5,616,593

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                 28,585,181
Members' withdrawals                                                (29,418,003)
Adviser withdrawals                                                  (2,251,560)
Offering Costs                                                           (4,258)
--------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                (3,088,640)

Net decrease in cash and cash equivalents                             2,527,953
Cash and cash equivalents--beginning of period                        2,537,983
--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                           $  5,065,936
--------------------------------------------------------------------------------

Supplemental cash flows disclosure:
      Interest paid                                                $     27,237
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                                            UBS EVENT & EQUITY FUND FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Event & Equity Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 20, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns, primarily investing in securities and other instruments the market value of which is expected to be meaningfully affected by an anticipated event. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on October 1, 2001.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

     The Adviser is a direct wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

--------------------------------------------------------------------------------
                                            UBS EVENT & EQUITY FUND FUND, L.L.C.

                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments)

     Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

     B.   INCOME RECOGNITION

     Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

     C.   FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

     D.   INCOME TAXES

     No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

--------------------------------------------------------------------------------
                                            UBS EVENT & EQUITY FUND FUND, L.L.C.

                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalent consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     F.   REPURCHASE AGREEMENTS

     From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its Custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2007, there were no outstanding repurchase agreements.

     G.   USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     The Administrator provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "UBS Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account described below. The UBS Admin Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account. A portion of the UBS Admin Fee will be paid by UBSFA to its affiliates.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

--------------------------------------------------------------------------------
                                            UBS EVENT & EQUITY FUND FUND, L.L.C.

                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     The Adviser will be entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an incentive allocation (the "Incentive Allocation") of 5% of the net profits (defined as net income in Members Capital derived from operations), if any, that would have been credited  to the  Member's  capital  account  for such  period.  A  Special
     Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the period January 1, 2007 to June 30, 2007 and
     the  year  ended  December  31,  2006  was   $1,989,482   and   $2,362,074,
     respectively, and has been recorded as an increase to the Special Advisory Account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of the period ended June 30, 2007 and as of the period ended June 30, 2006, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

     Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the period January 1, 2007 to June 30, 2007 were $17,004.

     Other investment partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

     PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by the PFPC Inc.

5.   CREDIT FACILITY

     Effective July 1, 2006, the Fund, along with other UBS sponsored funds, entered into a $200,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the

--------------------------------------------------------------------------------
                                            UBS EVENT & EQUITY FUND FUND, L.L.C.

                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

5.   CREDIT FACILITY (CONTINUED)

     Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is July 31, 2007. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. For the period January 1, 2007 to June 30, 2007 the Funds' average interest rate paid on borrowings were 6.75% per annum and the average borrowings outstanding were $679,171. The fund had no borrowings outstanding at June 30, 2007. Interest expense for the period from January 1, 2007 to June 30, 2007 was $23,049, all of which was paid during the period. See Subsequent Events for further information.

6.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of Investment Funds for the period from January 1, 2007, to June 30, 2007 amounted to $14,500,000 and $21,221,949, respectively.

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1.

7.   INVESTMENTS

     As of June 30, 2007, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2007.

           Investment Objective                Cost              Fair Value
           --------------------          --------------        ----------------
             Special Situations          $  104,050,711        $   164,006,570
             Long/Short Equity               54,864,574             86,478,512
             Distressed Securities           55,690,405             87,780,202
             Merger Arbitrage                28,394,310             44,755,614
                                         --------------        ---------------
                  Total                  $  243,000,000        $   383,020,898
                                         ==============        ===============


     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2.5% (per annum) of net assets and performance incentive fees or allocations from 16.50% to 30% of net profits earned.


8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

--------------------------------------------------------------------------------
                                            UBS EVENT & EQUITY FUND FUND, L.L.C.

                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

9.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

10.  NEW ACCOUNTING PRONOUNCEMENTS

     On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

--------------------------------------------------------------------------------
                                            UBS EVENT & EQUITY FUND FUND, L.L.C.

                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

11.  FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                               Period from
                           January 1, 2007 to
                              June 30, 2007                        Years Ended December 31,
                               Unaudited             2006             2005           2004             2003                2002
                               ---------             ----             ----           ----             ----                ----
Ratio of net investment
loss to average net
assets ***                      (1.41)%*            (1.50)%         (1.40)%         (1.46)%         (1.43)%             (1.57)%

Ratio of total expenses
to average net assets before
incentive fee(a),***             1.50%*              1.56%            1.50%          1.49%            1.47%               1.67%

Ratio of total expenses
to average net assets
after incentive
fee(a),***,****                   2.55%*             2.22%            1.67%          1.90%            2.07%               1.68%

Portfolio turnover
rate                              3.88%             23.69%           27.45%          8.67%           31.46%              10.80%

Total return before
incentive allocation*****        11.47%             14.09%            3.25%          7.99%           14.81%              (2.91)%

Total return after
incentive allocation**           10.90%             13.38%            3.09%          7.58%           14.07%              (2.91)%

Average debt
ratio***                          0.18%              1.46%            0.04%             -              N/A                 N/A

Net asset value at
end of period             $404,199,402       $351,300,639     $340,679,417    $343,730,804     $204,903,288        $150,499,511


(a) Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.

*     Annualized.

** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

*** The average net assets used in the above ratios are calculated by using pre-tender net assets.

**** Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members due to incentive allocation if applicable and timing of capital transactions.

***** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable, and the timing of capital transactions.

11.  SUBSEQUENT EVENTS

     The Fund, along with other UBS sponsored funds, renewed its $200,000,000 unsecured revolving line of credit with Bank of Montreal--Chicago Branch, which is the Illinois branch of the parent to Harris Trust and Savings Bank. The expiration date of such credit agreement is July 31, 2008.

     Effective August 21, 2007, the Fund changed its name to UBS Event Fund, L.L.C.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007

--------------------------------------------------------------------------------

                                                                                              REALIZED AND
                                                                                  % OF         UNREALIZED
                                                                                  MEMBERS'   GAIN (LOSS) FROM
 INVESTMENT FUND:                                COST             FAIR VALUE      CAPITAL      INVESTMENT       LIQUIDITY  LOCK UP**
------------------------------------------------------------------------------------------------------------------------------------
Amber Fund, LTD                                  $ 12,500,000     $ 22,076,072      5.46  %     $ 3,415,393      Quarterly      X
Aspen Partners, L.P. Series A                               -        2,410,781      0.60           (182,717)     Annually
Brookdale International Partners, L.P.             16,750,000       23,021,595      5.70          1,893,768      Quarterly      X
Cycladic Catalyst Fund, L.P.                       12,500,000       14,804,644      3.66            242,113      Quarterly
Davidson Kempner Partners, LLC                     14,000,000       15,465,851      3.83            978,281      Annually
Gracie Capital L.P.                                11,000,000       19,296,439      4.77          1,960,091      Annually
Harbinger Capital Partners I, L.P.                 11,000,000       29,658,743      7.34          6,018,619      Quarterly
Highland Credit Strategies Fund, LTD               12,000,000       16,128,595      3.99          1,790,052      Quarterly
Jana Partners Fund, L.P.                           15,000,000       19,821,905      4.90          2,368,305      Quarterly
Jana Piranha Fund, L.P.                             7,000,000        9,164,077      2.27          1,431,760      Quarterly      X
LaGrange Capital Partners, L.P.                    11,000,000       16,016,810      3.96          1,867,496      Annually
Marathon Special Opportunity Fund, L.P.             5,000,000        6,009,347      1.49            417,001      Quarterly
North Run Master, L.P.                             17,000,000       27,708,603      6.86          4,507,921      Quarterly
OZ Domestic Partners, L.P.                          8,577,699       22,930,495      5.67          2,327,374      Annually
OZ Domestic Partners, L.P. Special Investment       5,922,301        6,359,268      1.57            436,967      Annually
Pershing Square, L.P.                               3,000,000        3,000,000      0.74                  -      Annually
Seneca Capital, L.P.                               14,000,000       29,723,672      7.35          4,401,604      Annually
Steel Partners Japan Strategic Fund, L.P.          10,000,000       11,648,881      2.88            817,301      Quarterly
Subprime Credit Strategies Fund II, L.P.            3,750,000        7,526,314      1.86          3,444,188      Quarterly
Tala Partners II, L.P.                              9,000,000       10,081,355      2.49            572,488     Semi-Annual
The Children's Investment Fund, L.P.               11,000,000       19,771,400      4.89          2,608,525      Annually       X
Trilogy Financial Partners, L.P.                   18,000,000       26,046,422      6.45          1,117,966      Quarterly
Wesley Capital QP, L.P.                            15,000,000       24,349,629      6.03          2,009,848      Quarterly
Redeemed Investment Funds                                   -                -         -           (473,950)
                                                -------------     ------------     -----       ------------
TOTAL                                           $ 243,000,000     $383,020,898     94.76%      $ 43,970,394
                                                =============     ============     =====       ============

**   The Investment Funds provide for periodic redemptions.
     As of June 30, 2007, the Fund was subject to lock up provisions of up to three years from the initial investment.

    The preceding notes are an integral part of these financial statements.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   UBS Event & Equity Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Accounting Officer (principal financial officer)

Date              August 24, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.